LOANS (covered) - Covered Commercial and Consumer Credit Exposure by Risk Attribute (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 856,981	$ 800,253
Real Estate - Construction	114,974	163,543
Real Estate - Commercial	1,233,067	1,139,931
Real Estate Residential	287,980	269,173
Installment	67,543	69,711
Home equity	358,960	341,310
Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial	195,892	334,039
Real Estate - Construction	17,120	42,743
Real Estate - Commercial	637,044	855,725
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	850,056	1,232,507
Real Estate Residential	121,117	147,052
Installment	13,176	21,071
Home equity	64,978	73,695
Other	3,917	7,168
Total	203,188	248,986
Covered Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial	113,201	225,088
Real Estate - Construction	2,506	14,021
Real Estate - Commercial	340,889	476,140
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	456,596	715,249
Covered Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	22,468	35,768
Real Estate - Construction	3,597	5,743
Real Estate - Commercial	63,880	106,057
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	89,945	147,568
Covered Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	52,103	60,090
Real Estate - Construction	11,017	22,979
Real Estate - Commercial	230,870	268,651
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	293,990	351,720
Covered Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	8,120	13,093
Real Estate - Construction	0	0
Real Estate - Commercial	1,405	4,877
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	9,525	17,970
Covered Loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	121,117	147,052
Installment	13,176	21,071
Home equity	63,231	72,204
Other	3,899	7,168
Total	201,423	247,495
Covered Loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	0	0
Installment	0	0
Home equity	1,747	1,491
Other	18	0
Total	$ 1,765	$ 1,491